UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:   BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State

Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 08/31/2012

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2012 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 90.1%
Corporate — 3.8%
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.25%, 9/15/29	$3,500	$3,562,860
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,149,520
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,614,238
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,136,490
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,256,100

		9,719,208

County/City/Special District/School District — 5.1%
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM):
5.00%, 7/01/35	1,250	1,344,738
5.00%, 7/01/36	300	322,044
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	849,440
6.00%, 11/01/30	1,090	1,297,405
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,993,590
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,818,655
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	560	377,518
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,750,044
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,507,890
Union County New Jersey, Refunding, GO, Vocational - Technical School, Series C, 3.50%, 3/01/31	1,640	1,712,865

		12,974,189

Education — 14.1%
New Jersey EDA, RB, Patterson Charter School for Science and Technology, Inc. Project, Series A:
6.00%, 7/01/32	700	737,114
6.10%, 7/01/44	355	371,529
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,841,440

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	$1,500	$1,509,375
Georgian Court College Project, Series C, 6.50%, 7/01/13 (b)	750	788,602
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (b)	715	777,334
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,110,600
Georgian Court University, Series D, 5.00%, 7/01/33	500	529,635
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,137,850
Kean University, Series A, 5.25%, 9/01/29	1,500	1,707,615
Ramapo College, Series B, 5.00%, 7/01/42	560	632,834
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	304,325
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,393,450
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	220,486
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	284,279
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,480,444
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	3,133,975
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,484,608
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,160,980
Series 1A, 5.00%, 12/01/25	100	109,950
Series 1A, 5.00%, 12/01/26	650	713,362
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,757,955
5.00%, 7/01/42	915	1,039,733
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	253,010
(NPFGC), 5.00%, 6/15/29	1,000	1,024,870
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	251,430

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC) (concluded):
5.00%, 12/01/31	$1,000	$1,002,550

		35,759,335

Health — 17.6%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,913,899
New Jersey EDA, RB:
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	1,004,660
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,329,721
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	902,379
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	514,360
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,537,980
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	2,045,220
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	602,760
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	471,707
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	789,923
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,140,744
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,890	2,022,886
Pascack Valley Hospital Association, 6.00%, 7/01/13 (c)(d)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	252,380
Virtua Health (AGC), 5.50%, 7/01/38	3,620	4,026,236
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,613,313
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,500,075

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
CAB, St. Barnabas Health, Series B, 5.35%, 7/01/36 (e)	$7,360	$2,091,197
CAB, St. Barnabas Health, Series B, 5.38%, 7/01/37 (e)	7,000	1,872,990
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (f)	125	156,354
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,887,532
Holy Name Medical Center, 5.00%, 7/01/25	500	532,105
Meridian Health System Obligation, 5.00%, 7/01/27	1,500	1,687,755
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,649,445
South Jersey Hospital, 5.00%, 7/01/46	3,150	3,254,989
St. Barnabas Health Series A, 5.63%, 7/01/32	1,540	1,723,368
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	4,302,920

		44,826,906

Housing — 6.3%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,940	1,942,910
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,196,957
M/F Housing, Series A, 4.20%, 11/01/32	1,500	1,534,110
S/F Housing, Series AA, 6.50%, 10/01/38	1,270	1,352,842
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,490	2,614,077
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	669,222
S/F Housing, Series X, AMT, 4.85%, 4/01/16	1,500	1,547,280
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series B (AGM), 6.15%, 11/01/20	195	195,507
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	4,034,472

		16,087,377

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	2

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State — 22.8%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.97%, 11/01/24 (e)	$10,000	$6,983,400
CAB, Series B, 3.35%, 11/01/27 (e)	4,135	2,498,284
Election of 2005, Series A, 5.80%, 11/01/15 (b)	1,640	1,914,028
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,783,789
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 3.63%, 7/01/21 (e)	1,675	1,219,015
Cigarette Tax, 5.75%, 6/15/14 (b)	3,790	4,157,061
Kapkowski Road Landfill Project, Series 1998B-MB, AMT, 6.50%, 4/01/31	2,000	2,358,900
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,125,320
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,168,211
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	540,080
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,720,800
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,178,250
New Jersey EDA, Refunding RB:
5.00%, 6/15/29	640	708,326
CAB, Economic Fund, Series A (NPFGC), 3.22%, 3/15/21 (e)	2,000	1,522,540
Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,988,500
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	962,281
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A, 4.42%, 12/15/32 (e)	10,000	4,118,900
CAB, Series A, 4.79%, 12/15/38 (e)	12,050	3,471,846
Series A, 6.00%, 6/15/35	3,185	3,926,532
Series B, 5.25%, 6/15/36	5,000	5,767,200
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,283,696
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,121,560

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
State of New Jersey, COP, Equipment Lease Purchase, Series A (concluded):
5.25%, 6/15/30	$1,110	$1,239,914
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,219,640

		57,978,073

Transportation — 15.5%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,524,333
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	1,875	2,060,531
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,078,050
5.25%, 1/01/46	4,900	5,421,213
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, CAB, Series B (AMBAC), 5.15%, 1/01/15 (g)	1,510	1,411,563
Series A, 5.00%, 1/01/35	490	564,931
Series B, 3.50%, 1/01/30 (h)	2,000	2,002,340
Series C (AGM), 5.00%, 1/01/30	2,500	2,710,050
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,307,110
Series B, 5.00%, 1/01/30 (h)	1,480	1,738,393
Series C (NPFGC), 6.50%, 1/01/16	545	652,758
Series I, 5.00%, 1/01/35	2,500	2,809,350
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System (e):
Series A, 4.62%, 12/15/35	5,500	1,897,610
Series C (AGM), 4.55%, 12/15/34	4,870	1,786,608
Series C (AMBAC), 4.68%, 12/15/35	1,380	470,304
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,224,210
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,244,480
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,159,090
Special Project, JFK International Air Terminal 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,000,640

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 147th Series, AMT, 4.75%, 4/15/37	$5,000	$5,345,900

		39,409,464

Utilities — 4.9%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	1,091,690
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 2.13%, 8/01/21 (e)(f)	5,000	4,140,000
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,427,439
Union County Utilities Authority, Refunding RB:
County Deficiency Agreement, Series A, 4.00%, 6/15/32	1,500	1,616,040
County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,000	2,291,960
Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	1,750	1,875,720

		12,442,849

Total Municipal Bonds in New Jersey		229,197,401

Northern Mariana Islands — 0.1%
State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	150,099
Puerto Rico — 5.6%
State — 2.8%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,312,780
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	3,000	3,345,060
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.57%, 8/01/41 (e)	7,750	1,581,232

		7,239,072

Transportation — 0.4%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	900	1,096,821

Utilities — 2.4%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,064,530
Puerto Rico Electric Power Authority, RB, Series XX, 5.25%, 7/01/40	3,520	3,657,104

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority, Refunding RB, Series V V (NPFGC), 5.25%, 7/01/29	$1,220	$1,330,142

		6,051,776

Total Municipal Bonds in Puerto Rico		14,387,669

Total Municipal Bonds – 95.8%		243,735,169

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
New Jersey — 3.0%
Transportation — 0.2%
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	544,579

Utilities — 2.8%
Union County Utilities Authority, Refunding RB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	6,300	7,016,877

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts in New Jersey		7,561,456

Puerto Rico — 0.3%
State — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	760	845,109

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 3.3%		8,406,565

Total Long-Term Investments (Cost – $227,451,170) – 99.1%		252,141,734

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.00% (j)(k)	7,758,405	7,758,405

Total Short-Term Securities (Cost – $7,758,405) – 3.1%		7,758,405

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	4

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Value

Total Investments (Cost—$235,209,575*) – 102.2%	$259,900,139
Liabilities in Excess of Other Assets – (0.7)%	(1,856,234)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.5)%	(3,861,681)

Net Assets – 100.0%	$254,182,224

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$230,985,433

Gross unrealized appreciation	$25,555,249
Gross unrealized depreciation	(500,543)

Net unrealized appreciation	$25,054,706

(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Security is collateralized by Municipal or US Treasury obligations.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Inc.	$3,740,733	$55,497
(i)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at August 31, 2012	Income

BIF New Jersey Municipal Money Fund	4,058,365	3,700,040	7,758,405	$—

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
Fannie Mae	Federal National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	5

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$252,141,734	—	$252,141,734
Short-Term Securities	$7,758,405	—	—	7,758,405
Total	$7,758,405	$252,141,734	—	$259,900,139
[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft	—	$(4,844)	—	$(4,844)
TOB trust certificates	—	(3,860,000)	—	(3,,860,000)
Total	—	$(3,864,844)	—	$(3,864,844)

There were no transfers between levels during the period ended August 31, 2012.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	6

Schedule of Investments August 31, 2012 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 72.6%
Corporate — 5.8%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,072,730
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,854,615
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	4,082,148
Aqua Pennsylvania, Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,842,120
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,335,730
Waste Management, Inc. Project, AMT, 5.10%, 10/01/27	300	316,329
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Amtrak Project, Series A, 5.00%, 11/01/41	1,725	1,870,849
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	1,540	1,699,559

		30,074,080

County/City/Special District/School District — 7.7%
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	3,955	4,458,036
City of Pittsburgh Pennsylvania, GO, Refunding, Series B, 5.00%, 9/01/26	1,905	2,214,715
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,257,501
County of Lycoming Pennsylvania, GO, Series A (AGM):
4.00%, 8/15/38	1,295	1,324,591
4.00%, 8/15/42	275	281,262
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,798,550
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,383,330
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	429,122
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,501,296
Philipsburg Osceola Area School District Pennsylvania, GO (AGM):
5.00%, 4/01/41	1,235	1,309,705

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Philipsburg Osceola Area School District Pennsylvania, GO (AGM) (concluded):
Series A, 4.00%, 4/01/35	$1,210	$1,239,621
Series A, 4.00%, 4/01/38	1,190	1,201,424
Series A, 4.00%, 4/01/41	450	454,527
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,748,687
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,346,002

		39,948,369

Education — 14.7%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	670,207
5.00%, 8/15/25	765	879,276
5.00%, 8/15/26	760	868,072
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,114,420
Delaware County Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,837,127
Villanova University, 5.25%, 12/01/31	600	691,146
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,850,526
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,820,476
Thomas Jefferson University, 4.00%, 3/01/37 (a)	755	759,643
Thomas Jefferson University, 5.00%, 3/01/40	11,000	12,179,530
Thomas Jefferson University, 5.00%, 3/01/42 (a)	630	700,724
University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	2,815	2,858,914
University of Pennsylvania Health System, Series A, 5.00%, 8/15/42	3,255	3,607,516
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	8,066,772

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (concluded):
State System of Higher Education, Series AL, 5.00%, 6/15/35	$9,500	$10,924,430
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,517,500
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,643,488
5.00%, 8/15/29	2,000	2,229,720
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,703,142

		75,922,629

Health — 14.8%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	8,876,587
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	4,021,018
5.38%, 11/15/40	4,440	3,712,950
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	1,245	1,300,664
Residential Resource, Inc. Project, 5.13%, 9/01/31	815	800,925
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center, Series A, 5.00%, 11/01/40	2,345	2,580,719
Bucks County IDA, RB, Ann’s Choice, Inc. Facility, Series A, 5.90%, 1/01/27	770	770,493
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,966,113
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran Social Ministries Project, 6.38%, 1/01/39	3,000	3,324,180
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,681,050
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,875,283

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	$1,000	$1,014,020
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital:
3.25%, 6/01/26	1,260	1,229,848
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital (concluded):
3.75%, 6/01/31	945	929,937
Series A, 5.13%, 6/01/33	3,255	3,568,326
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community:
Series A, 4.50%, 11/15/36	4,870	4,891,915
Series A-1, 6.25%, 11/15/29	480	555,782
Montgomery County IDA Pennsylvania, Refunding RB:
Acts Retirement Life Community, 5.00%, 11/15/27	1,385	1,503,667
Acts Retirement Life Communities, 5.00%, 11/15/28	895	968,596
Acts Retirement Life Community, 5.00%, 11/15/29	300	322,416
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,040,100
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,299,440
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (b)	3,000	3,650,520
Saint Mary Hospital Authority, Refunding RB, Catholic Health East, Series A:
5.00%, 11/15/26	2,640	2,882,933
5.00%, 11/15/27	1,880	2,042,582
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	4,329,312
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,361,063

		76,500,439

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	2

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing — 3.0%
Pennsylvania HFA, RB, Series 94-A, AMT, 5.10%, 10/01/31	$3,000	$3,100,020
Pennsylvania HFA, Refunding RB:
S/F Mortgage, Series 92-A, AMT, 4.75%, 4/01/31	2,080	2,119,915
S/F Mortgage, Series 105C, 4.88%, 10/01/34	3,300	3,502,851
S/F Mortgage, Series 110B, 4.75%, 10/01/39	2,630	2,682,311
Series 99A, AMT, 5.25%, 10/01/32	840	850,844
Series 99A, AMT, 5.15%, 4/01/38	2,315	2,514,391
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	511,670
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	511,670

		15,793,672

State — 6.7%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,834,983
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,221,512
First Series, 5.00%, 6/01/28	5,000	6,104,500
First Series, 5.00%, 3/15/29	3,900	4,666,584
Second Series A, 5.00%, 8/01/24	6,000	7,095,420
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,674,460

		34,597,459

Transportation — 16.5%
City of Philadelphia, Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	15,025,080
AMT (AGM), 5.00%, 6/15/32	9,500	9,994,285
AMT (AGM), 5.00%, 6/15/37	14,000	14,678,440
Delaware River Port Authority Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	7,500	8,242,125
Pennsylvania Turnpike Commission, Enhanced Turnpike Subordinate Special, RB, Series A:
5.00%, 12/01/37	1,405	1,589,209
5.00%, 12/01/42	2,185	2,467,761
Pennsylvania Turnpike Commission, RB:
Senior Lien, Series A, 5.00%, 12/01/42	5,030	5,740,085
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,740,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Series B, 5.25%, 12/01/41	$3,425	$3,851,721
Sub-Series A, 5.13%, 12/01/26	1,285	1,480,359
Sub-Series A, 6.00%, 12/01/41	1,200	1,365,900
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B:
5.25%, 6/01/24	4,565	5,288,781
5.25%, 6/01/39	4,900	5,371,184
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,625,224
5.00%, 6/01/29	4,155	4,776,380

		85,236,534

Utilities — 3.4%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	1,000	1,121,860
Bucks County Water & Sewer Authority, RB, Water System, 5.00%, 12/01/41	1,400	1,588,328
City of Philadelphia Pennsylvania, RB, Series C (AGM), 5.00%, 8/01/40	2,650	2,959,600
City of Philadelphia Pennsylvania Gas Works, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (b)	1,310	1,629,954
Ninth Series, 5.25%, 8/01/40	3,300	3,528,921
City of Philadelphia, Pennsylvania Water & Wastewater, RB, Series A, 5.25%, 1/01/36	1,450	1,612,096
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	825	890,084
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	3,895	4,457,633

		17,788,476

Total Municipal Bonds in Pennsylvania		375,861,658

Guam — 0.9%
State — 0.4%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,975,987

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam (concluded)
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	$1,750	$1,553,038

Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water and Wastewater System, 6.00%, 7/01/25	1,000	1,030,690

Total Municipal Bonds in Guam		4,559,715

Puerto Rico — 5.7%
State — 4.6%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,378,990
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, 5.25%, 7/01/17	2,375	2,608,629
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	17,698,950

		23,686,569

Transportation — 0.00%
Puerto Rico Highway & Transportation Authority, Series G, 5.00%, 7/01/13 (c)	5	5,197

Utilities — 1.1%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,832,308
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	2,050	2,189,769

		6,022,077

Total Municipal Bonds in Puerto Rico		29,713,843

Total Municipal Bonds – 79.2%		410,135,216

Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts (d)
Pennsylvania — 31.8%
Education — 7.6%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	9,280	10,865,395

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Pennsylvania (concluded)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	$11,630	$12,182,425
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	11,002,700
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	5,327,014

		39,377,534

Health — 12.0%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,538,200
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	7,460	8,291,715
Series A, 5.25%, 6/01/39	5,997	6,665,016
Series A-1, 5.13%, 6/01/41	12,570	14,087,325
Philadelphia Hospitals & Higher Education Facilities Authority, 5.00%, 7/01/41	9,380	10,380,658
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	10,941,300

		61,904,214

Housing — 4.5%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	6,320	6,449,118
Series 105C, 5.00%, 10/01/39	7,500	8,001,600
Series 113, 4.85%, 10/01/37	8,100	8,601,795

		23,052,513

State — 7.7%
Commonwealth of Pennsylvania, GO, First Series:
5.00%, 3/15/28	10,797	12,926,333
5.00%, 11/15/30	12,470	14,939,559
Pennsylvania Turnpike Commission, RB, Oil Tax, Senior, Series C of 2003 (NPFGC), 5.00%, 12/01/32	11,000	12,211,650

		40,077,542

Total Municipal Bonds Transferred to
Tender Option Bond (TOB) Trusts in Pennsylvania		164,411,803

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	4

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$4,750	$5,281,810
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 32.8%		169,693,613
Total Long-Term Investments (Cost – $525,681,045) – 112.0%		579,828,829

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (e)(f)	6,215,877	6,215,877
Total Short-Term Securities (Cost – $6,215,877) – 1.2%		6,215,877
Total Investments (Cost – $531,896,922*) – 113.2%		586,044,706
Other Assets Less Liabilities – 2.3%		11,924,342
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.5)%		(80,452,706)

Net Assets – 100.0%		$517,516,342

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$453,323,514

Gross unrealized appreciation	$54,291,005
Gross unrealized depreciation	(1,981,948)

Net unrealized appreciation	$52,309,057

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith	$1,460,367	$10,332
(b)	Security is collateralized by Municipal or US Treasury obligations.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2012	Net Activity	Shares Held at August 31, 2012	Income
BIF Pennsylvania Municipal Money Fund	11,736,533	(5,520,656)	6,215,877	$10

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	5

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$579,828,829	—	$579,828,829
Short-Term Securities	$6,215,877	—	—	6,215,877

Total	$6,215,877	$579,828,829	—	$586,044,706

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft	—	$(4,784)	—	$(4,784)
TOB trust certificates	—	(80,412,135)	—	(80,412,135)

Total	—	$(80,416,919)	—	$(80,416,919)

There were no transfers between levels during the period ended August 31, 2012.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	AUGUST 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 25, 2012